Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets
	December 31
	2025	2024
Composition:

Institutions	237	31
Prepaid issuance costs	-	95
Prepaid expenses	22	29
Advances to suppliers	27	35
Other	5	1
	291	191